CONTINUOUS FILING ABS-15G - Reporting Subsequent Asset Class

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012.

Date of Report (Date of earliest event reported):  February 13, 2013

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION1
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:                                                                   025-00690
Central Index Key Number of securitizer:                                                                   0000835271

____________________________________________________________________

Angela Liuzzi, Managing Director
(212) 270-8210

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

 ____________________________________
1JPMorgan Chase Bank, National Association (“JPMCB”) is filing this Form ABS-15G in its capacity as depositor in respect of asset-backed securities listed below secured primarily by pools of recreational vehicle or marine retail installment sales contracts for which it acted as seller and as sponsor and which are outstanding during the reporting period.  The following transactions are covered by this report (the “Transactions”): Chase Manhattan RV Owner Trust 1997-A, as seller; and Chase Manhattan Marine Owner Trust 1997-A, as seller.  This report only contains information relating to the Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which JPMCB may have acted as securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION (Securitizer)
By: /s/ Brent Barton Name: Brent Barton Title: Managing Director

Date: February 13, 2013